Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Future minimum contractual obligations

The Company’s future minimum lease commitments under the Company’s bareboat-in contracts for undelivered vessels for the next five 12-month periods ending June 30, are as follows:

Period	Amount
2026	$3,310
2027	12,837
2028	18,666
2029	18,615
2030	18,615
2031 and thereafter	114,252
Total	$186,295